Investments Accounted for Using the Equity Method - Summarized Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,347,294	¥ 6,925,288
Non-current assets	13,071,828	12,423,876
Total assets	20,419,122	19,349,164	¥ 18,958,123
Current liabilities	5,981,124	5,624,099
Non-current liabilities	5,872,208	5,490,970
Total liabilities	11,853,332	11,115,069
Total equity	8,565,790	8,234,095	7,569,626	¥ 7,031,788
Cash and cash equivalents included in current assets	2,494,121	2,256,488	2,105,976	¥ 1,757,456
Sales revenue	15,888,617	15,361,146	13,999,200
Depreciation and amortization	1,468,685	1,454,116	1,335,428
Income tax expense	303,089	(13,666)	327,592
Profit for the year	676,286	1,128,639	679,394
Other comprehensive income	26,321	(159,244)	69,543
Comprehensive income for the year	702,607	969,395	748,937
Honda's share of comprehensive income for the year	207,143	259,951	145,411
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	513,364	548,948
Non-current assets	195,806	160,874
Total assets	709,170	709,822
Current liabilities	369,119	397,669
Non-current liabilities	42,264	41,032
Total liabilities	411,383	438,701
Total equity	297,787	271,121
Carrying amount of its interest in the joint venture	147,583	134,172
Cash and cash equivalents included in current assets	201,698	275,571
Financial liabilities (excluding trade payables and provisions) included in current liabilities	4,628	4,421
Sales revenue	1,696,651	1,695,603	1,321,596
Interest income	6,190	8,998	4,663
Depreciation and amortization	16,091	16,001	16,391
Income tax expense	58,504	60,295	49,928
Profit for the year	176,787	185,604	140,916
Other comprehensive income	(8,354)	11,586	(12,558)
Comprehensive income for the year	168,433	197,190	128,358
Honda's share of comprehensive income for the year	84,273	99,437	64,356
Dividend from the joint venture to Honda	70,788	75,407	53,554
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	148,893	135,561
Comprehensive income for the year	84,217	98,595	64,179
Dongfeng Honda Automobile Co Ltd [member] | Equity Method Adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(1,310)	(1,389)
Comprehensive income for the year	¥ 56	¥ 842	¥ 177